Performance Management	Jun. 30, 2024
New Covenant Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.NewCovenantFunds.com or by calling the Fund toll-free at 877-835-4531. On May 13, 2019, the Fund transitioned from an actively managed strategy to its current strategy of investing in equity securities that are components of the Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 21.99% (06/30/20) Worst Quarter: -20.59% (03/31/20) The Fund's total return (pre-tax) from January 1, 2024 to September 30, 2024 was 19.71%.

Bar Chart Closing [Text Block]	Best Quarter: 21.99% (06/30/20) Worst Quarter: -20.59% (03/31/20) The Fund's total return (pre-tax) from January 1, 2024 to September 30, 2024 was 19.71%.
Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	19.71%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.99%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
New Covenant Growth Fund	1 Year	5 Years	10 Years
Fund Return Before Taxes	25.18%	14.71%	10.25%
Fund Return After Taxes on Distributions	23.23%	13.43%	8.51%
Fund Return After Taxes on Distributions and Sale of Fund Shares	16.25%	11.69%	7.84%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.NewCovenantFunds.com
Performance Availability Phone [Text]	877-835-4531
New Covenant Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.NewCovenantFunds.com or by calling the Fund toll-free at 877-835-4531.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 5.46% (12/31/23) Worst Quarter: -5.26% (03/31/22) The Fund's total return (pre-tax) from January 1, 2024 to September 30, 2024 was 4.58%.

Bar Chart Closing [Text Block]
Best Quarter: 5.46% (12/31/23) Worst Quarter: -5.26% (03/31/22) The Fund's total return (pre-tax) from January 1, 2024 to September 30, 2024 was 4.58%.

Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	4.58%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.46%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.26%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of an appropriate broad-based index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
New Covenant Income Fund	1 Year	5 Years	10 Years
Fund Return Before Taxes	5.14%	0.88%	1.38%
Fund Return After Taxes on Distributions	3.93%	-0.11%	0.47%
Fund Return After Taxes on Distributions and Sale of Fund Shares	3.02%	0.27%	0.67%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%
Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.18%	1.14%	1.62%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.NewCovenantFunds.com
Performance Availability Phone [Text]	877-835-4531
New Covenant Balanced Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.NewCovenantFunds.com or by calling the Fund toll-free at 877-835-4531.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance.
Bar Chart [Table]
Best Quarter: 14.51% (06/30/20) Worst Quarter: -12.25% (03/31/20) The Fund's total return (pre-tax) from January 1, 2024 to September 30, 2024 was 13.51%.

Bar Chart Closing [Text Block]	Best Quarter: 14.51% (06/30/20) Worst Quarter: -12.25% (03/31/20) The Fund's total return (pre-tax) from January 1, 2024 to September 30, 2024 was 13.51%.
Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	13.51%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.51%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(12.25%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of an appropriate broad-based index, the Russell 3000 Index Return, and two additional indexes with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
New Covenant Balanced Growth Fund	1 Year	5 Years	10 Years
Fund Return Before Taxes	16.77%	9.31%	6.83%
Fund Return After Taxes on Distributions	15.90%	7.94%	5.36%
Fund Return After Taxes on Distributions and Sale of Fund Shares	10.15%	7.05%	5.02%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%
Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.18%	1.14%	1.62%
Blended 60% Russell 3000 Index/40% Bloomberg U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	17.38%	9.75%	7.72%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.NewCovenantFunds.com
Performance Availability Phone [Text]	877-835-4531
New Covenant Balanced Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.NewCovenantFunds.com or by calling the Fund toll-free at 877-835-4531.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance.
Bar Chart [Table]
Best Quarter: 10.02% (06/30/20) Worst Quarter: -8.13% (06/30/22) The Fund's total return (pre-tax) from January 1, 2024 to September 30, 2024 was 9.65%.

Bar Chart Closing [Text Block]	Best Quarter: 10.02% (06/30/20) Worst Quarter: -8.13% (06/30/22) The Fund's total return (pre-tax) from January 1, 2024 to September 30, 2024 was 9.65%.
Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	9.65%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.02%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(8.13%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of an appropriate broad-based index, the Russell 3000 Index Return, and two additional indexes with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
New Covenant Balanced Income Fund	1 Year	5 Years	10 Years
Fund Return Before Taxes	11.71%	5.79%	4.53%
Fund Return After Taxes on Distributions	10.84%	4.55%	3.24%
Fund Return After Taxes on Distributions and Sale of Fund Shares	6.97%	4.18%	3.17%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%
Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.18%	1.14%	1.62%
Blended 35% Russell 3000 Index/65% Bloomberg U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	12.20%	6.22%	5.24%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.NewCovenantFunds.com
Performance Availability Phone [Text]	877-835-4531